Note 3 - Securities (Tables)	12 Months Ended
Dec. 31, 2013
Table Text Block [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	2013		2012
	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale:
U.S. Government and agencies	$12,637,310	$12,333,009	$15,488,836	$15,554,085
Obligations of states and political subdivisions	66,584,990	66,540,342	51,122,041	53,918,499
Mortgage-backed	119,163,624	117,471,538	104,892,935	107,607,325
Other	751,888	735,036	501,888	527,856

Total	$199,137,812	$197,079,925	$172,005,700	$177,607,765

Unrealized Gain (Loss) on Investments [Table Text Block]
	2013		2012
	Gross unrealized gains	Gross unrealized losses	Gross unrealized gains	Gross unrealized losses
Available-for-sale:
U.S. Government and agencies	$-	$304,301	$68,479	$3,230
Obligations of states and political subdivisions	1,113,422	1,158,070	2,863,159	66,701
Mortgage-backed	1,164,346	2,856,432	2,732,160	17,770
Other	-	16,852	25,968	-

Total	$2,277,768	$4,335,655	$5,689,766	$87,701

Investments Classified by Contractual Maturity Date [Table Text Block]
	Amortized cost	Fair value

Due in one year or less	$2,425,053	$2,450,241
Due after one year through five years	15,488,226	15,509,833
Due after five years through ten years	49,127,594	48,871,386
Due after ten years	131,345,051	129,513,429
Other securities having no maturity date	751,888	735,036

Total	$199,137,812	$197,079,925

Schedule of Unrealized Loss on Investments [Table Text Block]
	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2013	Unrealized losses	Fair value	Unrealized Losses	Fair value	Unrealized losses	Fair value
U.S. Government and agencies	$304,301	$12,333,009	$-	$-	$304,301	$12,333,009
Obligations of states and political subdivisions	910,564	23,218,005	247,506	3,225,869	1,158,070	26,443,874
Mortgage-backed	2,613,715	74,745,579	242,717	4,330,945	2,856,432	79,076,524
Other	16,852	735,036	-	-	16,852	735,036

Total temporarily impaired securities	$3,845,432	$111,031,629	$490,223	$7,556,814	$4,335,655	$118,588,443
2012
U.S. Government and agencies	$3,230	$996,770	$-	$-	$3,230	$996,770
Obligations of states and political subdivisions	66,701	5,484,740	-	-	66,701	5,484,740
Mortgage-backed	17,770	7,593,495	-	-	17,770	7,593,495

Total temporarily impaired securities	$87,701	$14,075,005	$-	$-	$87,701	$14,075,005